Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories
Schedule of inventory
	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Raw materials	100,328,496	320,486,533	52,565,490
Work-in-process	4,374,403	3,574,268	586,244
Finished goods	33,577,981	29,145,319	4,780,350
Total inventories	138,280,880	353,206,120	57,932,084